Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

23.  Subsequent Events

The Group evaluated subsequent events through August 7, 2025, which is the date when the interim unaudited condensed consolidated financial statements were issued.

On July 25, 2025, Inmagene Biopharmaceuticals (“Inmagene”) announced it had completed a merger with Ikena Oncology, Inc. and the merged company is listed on the NASDAQ as ImageneBio, Inc. (“ImageneBio”).  ImageneBio will be primarily focused on the development of IMG-007, a monoclonal antibody targeting OX-40 licensed from the Group. Inmagene’s remaining assets including IMG-004, a non-covalent, reversable small molecule inhibitor targeting Bruton Tyrosine Kinase licensed from the Group, were spun out to Miragene Inc. (“Miragene”), a new private company.  As a result of the merger, the Group’s investment in equity security (140,636,592 Inmagene ordinary shares) was exchanged for 429,082 shares in ImageneBio and 7,960,562 shares in Miragene. The Group will have a director on both ImageneBio’s and Miragene’s board of directors.